Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	¥ 112,482	¥ 141,557
Changes from financing cash flows	104,724	(33,558)
Foreign exchange movement	629	(497)
Changes arising from losing control of consolidated structured entities		(7)
Interest expense	4,115	4,987
Liabilities arising from financing activities,ending balance	221,950	112,482
Interest-bearing loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	18,794	16,170
Changes from financing cash flows	727	3,121
Foreign exchange movement	629	(497)
Changes arising from losing control of consolidated structured entities		0
Interest expense		0
Liabilities arising from financing activities,ending balance	20,150	18,794
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	0	37,998
Changes from financing cash flows		(38,000)
Foreign exchange movement		0
Changes arising from losing control of consolidated structured entities		0
Interest expense		2
Liabilities arising from financing activities,ending balance		0
Securities sold under agreements to repurchase [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	87,309	81,088
Changes from financing cash flows	104,832	6,228
Foreign exchange movement		0
Changes arising from losing control of consolidated structured entities		(7)
Interest expense		0
Liabilities arising from financing activities,ending balance	192,141	87,309
Other liability-payable to third party holders of consolidated structured entities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	6,252	5,488
Changes from financing cash flows	3,155	764
Foreign exchange movement		0
Changes arising from losing control of consolidated structured entities		0
Interest expense		0
Liabilities arising from financing activities,ending balance	9,407	6,252
Other liability-interest payable related to financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	127	813
Changes from financing cash flows	(3,990)	(5,671)
Foreign exchange movement		0
Changes arising from losing control of consolidated structured entities		0
Interest expense	4,115	4,985
Liabilities arising from financing activities,ending balance	¥ 252	¥ 127